FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($)	12 Months Ended
	Jan. 03, 2021	Dec. 29, 2019
Fair Value Disclosures [Abstract]
Restricted short-term marketable securities	$ 1,359,000	$ 6,187,000
Other-than-temporary impairment loss	0	0
Equity investments without readily determinable fair value	$ 4,000,000	$ 7,860,000